Document and Entity Information	Jan. 17, 2025
Cover [Abstract]
Entity Registrant Name	NABORS INDUSTRIES LTD
Amendment Flag	false
Entity Central Index Key	0001163739
Document Type	8-K
Document Period End Date	Jan. 17, 2025
Entity Incorporation State Country Code	D0
Entity File Number	001-32657
Entity Tax Identification Number	98-0363970
Entity Address, Address Line One	Crown House
Entity Address, Address Line Two	4 Par-la-Ville Road
Entity Address, Address Line Three	Second Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	292-1510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	NBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false